Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 38,410,446.06
Total Fee Amount	5,304.48
Total Offset Amount	0.00
Net Fee	$ 5,304.48
Offset Table N/A	N/A